Parent Entity Disclosures (Details) - Schedule of financial statements for the parent entity - Parent [Member] - USD ($)		Jun. 30, 2021	Jun. 30, 2020
Condensed Financial Statements, Captions [Line Items]
Current assets		$ 9,222,528	$ 3,573,665
Non-Current assets	[1]
Total assets		9,222,528	3,573,665
Current liabilities		(668,527)	(504,228)
Non-current liabilities
Total liabilities		(668,527)	(504,228)
Net assets		8,554,001	3,069,437
Share capital		45,852,107	34,192,043
Reserves		6,612,641	1,490,588
Deficit		(43,910,747)	(32,613,194)
Shareholders’ equity		$ 8,554,001	$ 3,069,437

[1]	In the year ended 30 June 2020, the loan to the subsidiary company has been fully impaired.